Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Provision for federal or state income tax prior to company reorganization						$ 0
Net deferred income tax expense			$ 149,500	$ (9,041)	$ (2,311)	5,586	$ (146,529)	$ 157,886
Unrealized net gains (losses)						157,500
Income before taxes	$ (598,437)	$ (2,139)		(801,030)	(88,054)	123,324	(490,514)	7,789
Income tax payments expected in the upcoming four quarterly reporting periods						0
Income tax expense benefit expected in Texas margin tax payment in 2015						600
Income Taxes
Valuation allowance	309,700			309,700
Tax refund						0
Current income taxes				0		809
Current
State						809
Total current				0		809
Deferred
United States						3,863	(130,906)	137,496
State						1,723	(15,623)	20,390
Total deferred			$ 149,500	(9,041)	(2,311)	5,586	(146,529)	157,886
Income tax benefit (expense)		41		9,041	2,311	(6,395)	146,529	(157,886)
Reconciliation of income tax expense
Income before taxes	(598,437)	(2,139)		$ (801,030)	(88,054)	$ 123,324	$ (490,514)	$ 7,789
Statutory rate				35.00%		35.00%	35.00%	35.00%
Income tax expense computed at statutory rate						$ 43,164	$ (171,680)	$ 2,726
Reconciling items:
Non-deductible pre-IPO loss								4,561
State income taxes, net of federal benefit						4,398	(10,886)	1,053
Change in valuation allowance				$ 305,900		(42,134)	45,688
Change in state rate						(414)	(10,500)
Other, net						1,381	849	57
Change in tax status (1)								149,489
Tax income tax provision (benefit)		$ (41)		(9,041)	$ (2,311)	6,395	(146,529)	157,886
Federal change in tax status								130,200
State change in tax status								$ 19,300
Deferred tax assets - current
Derivative instruments and other							15,581
Less valuation allowance							(3,744)
Total deferred tax assets, current							11,837
Deferred tax assets - noncurrent
US tax loss carryforwards						75,604	151,872
State tax loss carryforwards						7,122	14,154
Employee benefit plans						2,193	1,539
Less valuation allowance						(3,826)	(41,944)
Total deferred tax assets, noncurrent						81,093	125,621
Deferred tax liabilities
Derivative instruments and other						44,862
Total deferred tax liabilities - current						44,862
Oil and gas properties and equipment						45,272	140,912
Total deferred tax liabilities, noncurrent						45,272	140,912
Reflected in the accompanying balance sheet as:
Net deferred tax assets, current							11,837
Net deferred tax liability, current	9,579			9,579		44,862
Net deferred tax asset, noncurrent	$ 9,579			$ 9,579		35,821
Net deferred tax liability noncurrent							$ 15,291
Louisiana
Income Taxes
Valuation allowance against net operating loss carryforwards						45,700
Federal
Income Taxes
Valuation allowance						39,900
State | Louisiana
Income Taxes
Valuation allowance						$ 3,800